Shareholder Report	12 Months Ended	116 Months Ended
	Feb. 28, 2025 USD ($) holdings	Feb. 28, 2025 USD ($) holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM Jennison Focused Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class A
Trading Symbol	SPFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.26%	14.59%	13.80%
Class A without sales charges	14.56%	15.89%	14.44%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,621,942,353	$ 1,621,942,353
Holdings Count | holdings	37	37
Advisory Fees Paid, Amount	$ 10,470,603
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets

or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class C
Trading Symbol	SPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$190	1.78%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	12.69%	15.00%	13.60%
Class C without sales charges	13.69%	15.00%	13.60%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,621,942,353	$ 1,621,942,353
Holdings Count | holdings	37	37
Advisory Fees Paid, Amount	$ 10,470,603
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class Z
Trading Symbol	SPFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.88%	16.23%	14.77%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,621,942,353	$ 1,621,942,353
Holdings Count | holdings	37	37
Advisory Fees Paid, Amount	$ 10,470,603
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Focused Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class R6
Trading Symbol	PSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	15.00%	16.32%	14.84%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,621,942,353	$ 1,621,942,353
Holdings Count | holdings	37	37
Advisory Fees Paid, Amount	$ 10,470,603
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class A
Trading Symbol	SUVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class A	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.30%	10.47%	6.45%
Class A without sales charges	13.55%	11.73%	7.06%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 258,575,389	$ 258,575,389
Holdings Count | holdings	228	228
Advisory Fees Paid, Amount	$ 1,837,398
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HO
LDI
NGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class C
Trading Symbol	SUVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class C	$226	2.13%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified teleco mmun
ications services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.59%	10.59%	6.07%
Class C without sales charges	12.54%	10.59%	6.07%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 258,575,389	$ 258,575,389
Holdings Count | holdings	228	228
Advisory Fees Paid, Amount	$ 1,837,398
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in e xce ss of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R
Trading Symbol	PRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	13.36%	11.52%	6.99% (6/19/2015)
S&P 500 Index	18.41%	16.85%	13.61%
Russell 1000 Value Index	15.75%	12.51%	9.42%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are m easure
d from the month-end
closest to the class’s inception date.

Performance Inception Date	Jun. 19, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 258,575,389	$ 258,575,389
Holdings Count | holdings	228	228
Advisory Fees Paid, Amount	$ 1,837,398
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025 ?
Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class Z
Trading Symbol	SUVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class Z	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.99%	12.10%	7.40%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 258,575,389	$ 258,575,389
Holdings Count | holdings	228	228
Advisory Fees Paid, Amount	$ 1,837,398
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/ 28/2 025?
Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	SUVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R6	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.01%	12.08%	7.12% (4/26/2017)
S&P 500 Index	18.41%	16.85%	14.34%
Russell 1000 Value Index	15.75%	12.51%	9.52%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inc eptio
n returns for the Indexes are measured from the month-end
closest to the class’s inception date.

Performance Inception Date	Apr. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 258,575,389	$ 258,575,389
Holdings Count | holdings	228	228
Advisory Fees Paid, Amount	$ 1,837,398
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM STRATEGIC BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class A
Trading Symbol	PUCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	4.84%	0.67%	3.39% (7/9/2015)
Class A without sales charges	8.37%	1.33%	3.75% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Jul. 09, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,131,105,149	$ 1,131,105,149
Holdings Count | holdings	941	941
Advisory Fees Paid, Amount	$ 5,046,309
Investment Company, Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%

Holdings [Text Block]
WHAT ARE
SOME CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

C000158017 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class C
Trading Symbol	PUCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, inte re
st-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	6.53%	0.57%	2.95% (7/9/2015)
Class C without sales charges	7.53%	0.57%	2.95% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

Performance Inception Date		Jul. 09, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,131,105,149	$ 1,131,105,149
Holdings Count | holdings	941	941
Advisory Fees Paid, Amount	$ 5,046,309
Investment Company, Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM STRATEGIC BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class Z
Trading Symbol	PUCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following
contributed
most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in
British Pound
Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures
contracts on government
securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	8.73%	1.69%	4.08% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

*The Fund has added this broad-based index in response to new regulatory requ ireme
nts.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

Performance Inception Date	Jul. 09, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,131,105,149	$ 1,131,105,149
Holdings Count | holdings	941	941
Advisory Fees Paid, Amount	$ 5,046,309
Investment Company, Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME
KEY FUND
STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Strategic Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class R6
Trading Symbol	PUCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.89%	1.72%	3.56% (4/26/2017)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.46%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.58%

Performance Inception Date	Apr. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,131,105,149	$ 1,131,105,149
Holdings Count | holdings	941	941
Advisory Fees Paid, Amount	$ 5,046,309
Investment Company, Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.